Accrued Liabilities	12 Months Ended
Jun. 30, 2015
Payables And Accruals [Abstract]
Accrued Liabilities

(10) ACCRUED LIABILITIES

Accrued liabilities included in current liabilities consisted of the following (in millions):

	Year Ended June 30,
	2015	2014
Accrued compensation and benefits	$19.4	$13.3
Accrued property and equipment purchases	54.7	46.2
Network expense accruals	77.2	79.2
Other accrued taxes	12.7	9.3
Accrued professional fees	3.4	3.9
Other accruals	15.0	20.4
Total	$182.4	$172.3